Stock Options Awards and Grants - Schedule of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Outstanding at beginning	1,050,000	1,000,000
Number of Shares, Grants	30,000	150,000	1,000,000
Number of Shares, Exercised	(100,000)	(100,000)
Number of Shares, Cancelled	(25,000)
Number of Shares, Outstanding at end	955,000	1,050,000	1,000,000
Number of Shares, Exercisable at end	106,250
Weighted-Average Exercise Price, Outstanding at beginning	$ 0.27	$ 0.01
Weighted-Average Exercise Price, Grants	0.03	1.83	0.01
Weighted-Average Exercise Price, Exercised	0.01	0.01
Weighted-Average Exercise Price, Cancelled	0.03
Weighted-Average Exercise Price, Outstanding at end	0.29	0.27	$ 0.01
Weighted-Average Exercise Price, Exercisable at end	$ 0.26
Weighted-Average Remaining Contractual Term, Outstanding at beginning	3 years 4 months 6 days	3 years 2 months 8 days	0 years
Weighted-Average Remaining Contractual Term, Grants	4 years 10 months 21 days	4 years 4 months 6 days	5 years
Weighted-Average Remaining Contractual Term, Outstanding at end	3 years 4 months 24 days	3 years 4 months 6 days	3 years 2 months 8 days
Weighted-Average Remaining Contractual Term, Exercisable at end	2 years 11 months 23 days	0 years
Aggregate Intrinsic Value, Outstanding at beginning	$ 514,182	$ 387,450
Aggregate Intrinsic Value, Grants		$ 165,477	$ 387,450
Aggregate Intrinsic Value, Exercised	$ (38,475)	$ (38,745)
Aggregate Intrinsic Value, Canceled	$ (14,456)
Aggregate Intrinsic Value, Outstanding at end	$ 461,251	$ 514,182	$ 387,450
Aggregate Intrinsic Value, Exercisable at end	$ 120,063